Summary of Significant Accounting Policies (Details) - Schedule of Financial Guarantee Services - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of financial guarantee services [Abstract]
Guarantee	$ 27,217,736	$ 47,020,055